UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-21605
                                      ---------------------------------

           TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
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(Exact name of registrant as specified in charter)

                              25 DEFOREST AVENUE
                           SUMMIT, NEW JERSEY 07901
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(Address of principal executive offices)

                                            Copy to:

     Deutsche Asset Management              Sidley Austin Brown & Wood LLP
     John H. Kim, Esq.                      John A MacKinnon, Esq.
     345 Park Avenue, 16th Fl.              787 Seventh Avenue
     New York, NY 10154                     New York, New York 10019
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(Name and address of agent for service)

Registrant's telephone number, including area code: (908) 608-3000
                                                    --------------

Date of fiscal year end:   March 31
                         -------------------

Date of reporting period:  July 1, 2004 - June 30, 2005
                          ----------------------------------------


Item 1.  Proxy Voting Record.

-----------------------------------------------------------------------------------------------------------------------
     Fund        Meeting Date              Matter              Proposed By     Voted     How Voted   With Management
-----------------------------------------------------------------------------------------------------------------------
SR Global Fund   11/4/2004       o  Receipt of the             Issuer          Yes       For         Yes
Inc.                                reports and accounts for
                                    the fiscal year 2003
                                 o  Reappointment of
                                    auditors of the company
                                 o  Authorize Directors
                                    to fix the remuneration
                                    of the auditors
                                 o  Increase authorized
                                    share capital
                                 o  Amendments to the
                                    memorandum and articles
                                    of association
-----------------------------------------------------------------------------------------------------------------------
TSC Capital II   11/22/2004      o  Lengthen the fund's        Issuer       Yes          For        Yes
LP                                  lockup to 1 year.
-----------------------------------------------------------------------------------------------------------------------

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

By:  /s/ Julian Sluyters
    --------------------------------------------
    Julian Sluyters
    Chief Executive Officer
    August 23, 2005